NYSE

15006908

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

May 6, 2015

Received SEC

MAY 06 2015

Washington, DC 20549
CERT NYS
File No. 001-15060

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration shares of ETRACS Monthly Pay 2xLeveraged MSCI US REIT Index ETN due May 5, 2045 of UBS AG under the Exchange Act of 1934.

Sincerely,

[signature]